Offerings - Offering: 1	Apr. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	0.705
Maximum Aggregate Offering Price	$ 352,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.68
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities of ZW Data Action Technologies Inc. (the "Registrant") that may become issuable under the Registrant's 2025 Omnibus Equity Incentive Plan (the "Plan") as a result of any future stock splits, stock dividends or similar adjustments of the Registrant's outstanding ordinary shares. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act. The proposed maximum offering price per share is estimated to be $0.7050, based on the average of the high sales price ($0.74) and the low sales price ($0.67) for the Registrant's common stock as reported by The Nasdaq Capital Market on April 13, 2026. (3) These 500,000 shares of common stock to be registered are reserved for future grants under the Plan.